Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 404,121	$ 370,325	$ 346,699
Transportation [Member]
Revenues:
Total revenues	383,211	346,039	327,848
Warehouse storage management service [Member]
Revenues:
Total revenues	18,160	20,322	16,885
Others [Member]
Revenues:
Total revenues	$ 2,750	$ 3,964	$ 1,966